Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net Loss	$ (345,611)	$ (278,626)	$ (16,312,705)	$ (11,219,851)	$ (1,117,586)
Adjustments to reconcile net income (loss) to net cash from operating activities:
Depreciation and amortization	58,774	83,490	183,097	87,973	388,319
Gains on withdrawal of right-of-use assets					(53,816)
Interest expense for convertible notes			221,788
Bad debt expense			349,419	491,868	144,520
Gain on disposal of subsidiaries		29,279	28,648	(14,002)	(26,049)
Impairment of goodwill			7,362,187	6,244,555
Amortization of beneficial conversion feature of convertible notes		77,877
Change in operating assets and liabilities:
Account receivable, net	886,150	(964,938)	1,026,666	(4,102,339)	17,009
Prepaid expenses			2,104
Inventories, net	2,190	85,554	240,497	88,132	1,124,567
Other current assets	(291,199)	(20,899)	(198,684)	(345,447)	(176,613)
Advances to suppliers, net	(13,067,059)	106,645	366,038	(1,150,942)	361,443
Rent deposit					44,347
Accounts payable	(754,939)	(403,086)	(2,306,527)	3,331,146	(4,123,850)
Contract liabilities	88,874	291,778	279,817	(406,624)	(4,251,510)
Tax payable	(377,474)	184,288	231,703	204,232	33,690
Lease liabilities	(60,419)	(117,106)	(104,678)	232,562	(256,432)
Accrued expenses and other current liabilities	1,006,851	477,471	1,207,791	1,036,397	(799,545)
Net cash used in operating activities	(12,853,862)	(333,642)	(7,422,839)	(5,522,340)	(8,691,506)
Cash flows from investing activities:
Purchase of intangible assets		(6,757,409)
Proceeds from the investment in loan receivable					26,500,000
Purchase of property and equipment		(5,496)	(5,539)	(25,916)	(81,197)
Net cash (used in) provided by investing activities		(6,762,905)	(5,539)	(25,916)	26,418,803
Cash flows from financing activities:
Proceeds from related parties loans	204,475	376,430
Repayment of related party loans	(167,180)	(167,180)
(Payment to) Proceeds from related parties loans			222,218	(2,763,012)	(750,490)
Proceeds from convertible promissory notes				5,550,607
Proceeds from borrowings				285,255	455,756
Repayment of Bank loans	(9,630)	(103,894)	(117,298)	(195,350)
Capital contributions		171,873	171,874		1,408,013
Net cash provided by financing activities	27,665	277,229	276,794	2,877,500	1,113,279
Effect of changes of foreign exchange rate on cash	(141,762)	(1,113,719)	(503,137)	(246,808)	765,792
Net (decrease) increase in cash	(12,967,959)	(7,933,037)	(7,654,721)	(2,917,564)	19,606,368
Cash and cash equivalents at the Beginning of financial year	16,062,047	23,716,768	23,716,768	26,634,332	7,027,964
Cash and cash equivalents at the end of financial year	3,094,088	15,783,731	16,062,047	23,716,768	26,634,332
SUPPLEMENTARY CASH FLOW INFORMATION:
Deferred offering cost reduces additional paid-in capital		$ (9,893)		(9,893)
Right of use assets obtained in exchange for operating lease liabilities				$ 302,631	$ 37,270